Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Equity securities gross unrealised loss excluding impairment	¥ 378	$ 58	¥ 863	¥ 2,400